Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Aug 31, 2012
Registrant Name	dei_EntityRegistrantName	DREYFUS MUNICIPAL FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000878092
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan 3, 2013
Document Effective Date	dei_DocumentEffectiveDate	Jan 3, 2013
Dreyfus AMT-Free Municipal Bond Fund (Prospectus Summary) | Dreyfus AMT-Free Municipal Bond Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DMUAX
Dreyfus AMT-Free Municipal Bond Fund (Prospectus Summary) | Dreyfus AMT-Free Municipal Bond Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DMUCX
Dreyfus AMT-Free Municipal Bond Fund (Prospectus Summary) | Dreyfus AMT-Free Municipal Bond Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DMBIX
Dreyfus AMT-Free Municipal Bond Fund (Prospectus Summary) | Dreyfus AMT-Free Municipal Bond Fund | Class Z
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DRMBX

Dreyfus AMT-Free Municipal Bond Fund (Prospectus Summary) | Dreyfus AMT-Free Municipal Bond Fund
Fund Summary
Investment Objective
The fund seeks as high a level of current income exempt from federal income tax as is consistent with the preservation of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain funds in the Dreyfus Family of Funds. More information about these and other discounts is available from your financial professional and in the Shareholder
Guide section on page 8 of the prospectus and in the How to Buy Shares section and the Additional Information About How to Buy Shares section on page II-1 and page III-1, respectively, of the fund's Statement of Additional Information.
Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Dreyfus AMT-Free Municipal Bond Fund	Class A	Class C	Class I	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.50%	none	none	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	none	1.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Dreyfus AMT-Free Municipal Bond Fund		Class A	Class C	Class I	Class Z
Management fees		0.60%	0.60%	0.60%	0.60%
Distribution (12b-1) fees		none	0.75%	none	none
Other expenses (including shareholder services fees)		0.37%	0.38%	0.13%	0.16%
Total annual fund operating expenses		0.97%	1.73%	0.73%	0.76%
Fee waiver and/or expense reimbursement		(0.27%)	(0.28%)	(0.28%)	(0.26%)
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	[1]	0.70%	1.45%	0.45%	0.50%
[1]	The Dreyfus Corporation has contractually agreed, until May 1, 2014, to waive receipt of its fees and/or assume the expenses of the fund so that total annual fund operating expenses of none of the classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, brokerage commissions, interest expenses, commitment fees on borrowings and extraordinary expenses) exceed 0.45%. On or after May 1, 2014, The Dreyfus Corporation may terminate this expense waiver at any time.

Example
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-, five-
and ten-years examples are based on net operating expenses, which reflect the expense waiver/reimbursement by The Dreyfus Corporation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Dreyfus AMT-Free Municipal Bond Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	518	719	937	1,563
Class C	248	518	912	2,018
Class I	46	205	378	880
Class Z	51	217	397	918

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Dreyfus AMT-Free Municipal Bond Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	518	719	937	1,563
Class C	148	518	912	2,018
Class I	46	205	378	880
Class Z	51	217	397	918

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was
22.11% of the average value of its portfolio.
Principal Investment Strategy
To pursue its goal, the fund normally invests substantially all of its net assets in municipal bonds that provide income exempt from federal income tax.
The fund also seeks to provide income exempt from the federal alternative minimum tax. The fund invests at least 65% of its assets in municipal bonds with an A or higher credit rating, or the unrated equivalent as determined by The Dreyfus Corporation. The fund may invest the remaining 35% of its assets in municipal bonds with a credit rating lower than A, including municipal bonds rated below investment grade ("high yield" or "junk" bonds), or the unrated equivalent as determined by The Dreyfus Corporation.

The dollar-weighted average maturity of the fund's portfolio normally exceeds ten years, but the fund may invest without regard to maturity.

The portfolio managers focus on identifying undervalued sectors and securities.
To select municipal bonds for the fund, the portfolio managers use fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and actively trade among various sectors based on their apparent values.

Although the fund seeks to provide income exempt from federal income tax, the fund may invest temporarily in taxable bonds, including when the portfolio managers believe acceptable municipal bonds are not available for investment.
Principal Risks
An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

o Municipal bond market risk. The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds.
Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund's investments in municipal bonds. Other factors include the general conditions of the municipal bond market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state in which the fund invests may have an impact on the fund's share price.

o Interest rate risk. Prices of municipal bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, accordingly, the fund's share price. The longer the effective maturity and duration of the fund's portfolio, the more the fund's share price is likely to react to interest rates.

o Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a municipal bond, can cause the bond's price to fall, potentially lowering the fund's share price. The lower a bond's credit rating, the greater the chance -
in the rating agency's opinion - that the bond issuer will default or fail to meet its payment obligations. To the extent the fund invests in high yield
("junk") bonds, its portfolio is subject to heightened credit risk.

o Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically, even during periods of declining interest rates. The secondary market for certain municipal bonds tends to be less well developed or liquid than many other securities markets, which may adversely affect the fund's ability to sell such municipal bonds at attractive prices.

o Non-diversification risk. The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.
Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance.
The fund's past performance (before and after taxes) is not necessarily an indicator of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.
The bar chart shows changes in the performance of the fund's Class Z shares from year to year. Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those shown.
Year-by-Year Total Returns as of 12/31 each year (%) -- Class Z

Best Quarter Q3, 2009: 8.67% Worst Quarter Q4, 2010: -5.08% The year-to-date total return of the fund's Class Z shares as of 9/30/12 was 7.12%.
After-tax performance is shown only for Class Z shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Performance figures for the fund's Class A, Class C and Class I shares for periods prior to the inception date of such classes reflect the performance of the fund's Class Z shares adjusted to reflect any applicable sales charge.
Such performance figures have not been adjusted, however, to reflect applicable class fees and expenses; if such fees and expenses had been reflected, the performance shown for Class A and Class C shares for such periods may have been lower.
Average Annual Total Returns (as of 12/31/11) Class (Inception Date)
Average Annual Total Returns Dreyfus AMT-Free Municipal Bond Fund	Label	1 Year	5 Years	10 Years	Inception Date
Class A	Class A returns before taxes	6.00%	3.33%	4.31%	Mar 31, 2003
Class C	Class C returns before taxes	9.18%	3.50%	4.11%	Mar 31, 2003
Class I	Class I returns before taxes	11.27%	4.54%	5.04%	Dec 15, 2008
Class Z	Class Z returns before taxes	11.21%	4.52%	5.03%	May 6, 1994
After Taxes on Distributions Class Z	Class Z returns after taxes on distributions	11.21%	4.52%	5.02%	May 6, 1994
After Taxes on Distributions and Sales Class Z	Class Z returns after taxes on distributions and sale of fund shares	8.93%	4.51%	4.97%	May 6, 1994
Barclays Municipal Bond Index	Barclays Municipal Bond Index reflects no deduction for fees, expenses or taxes	10.70%	5.22%	5.30%

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 1, 2013
Dreyfus AMT-Free Municipal Bond Fund (Prospectus Summary) | Dreyfus AMT-Free Municipal Bond Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks as high a level of current income exempt from federal income tax as is consistent with the preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain funds in the Dreyfus Family of Funds. More information about these and other discounts is available from your financial professional and in the Shareholder
Guide section on page 8 of the prospectus and in the How to Buy Shares section and the Additional Information About How to Buy Shares section on page II-1 and page III-1, respectively, of the fund's Statement of Additional Information.
Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if
		redeemed within one year.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was
		22.11% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.11%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain funds in the Dreyfus Family of Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-, five-
and ten-years examples are based on net operating expenses, which reflect the expense waiver/reimbursement by The Dreyfus Corporation. Although your actual
		costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	To pursue its goal, the fund normally invests substantially all of its net assets in municipal bonds that provide income exempt from federal income tax.
The fund also seeks to provide income exempt from the federal alternative minimum tax. The fund invests at least 65% of its assets in municipal bonds with an A or higher credit rating, or the unrated equivalent as determined by The Dreyfus Corporation. The fund may invest the remaining 35% of its assets in municipal bonds with a credit rating lower than A, including municipal bonds rated below investment grade ("high yield" or "junk" bonds), or the unrated equivalent as determined by The Dreyfus Corporation.

The dollar-weighted average maturity of the fund's portfolio normally exceeds ten years, but the fund may invest without regard to maturity.

The portfolio managers focus on identifying undervalued sectors and securities.
To select municipal bonds for the fund, the portfolio managers use fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and actively trade among various sectors based on their apparent values.

Although the fund seeks to provide income exempt from federal income tax, the fund may invest temporarily in taxable bonds, including when the portfolio
		managers believe acceptable municipal bonds are not available for investment.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

o Municipal bond market risk. The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds.
Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund's investments in municipal bonds. Other factors include the general conditions of the municipal bond market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state in which the fund invests may have an impact on the fund's share price.

o Interest rate risk. Prices of municipal bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, accordingly, the fund's share price. The longer the effective maturity and duration of the fund's portfolio, the more the fund's share price is likely to react to interest rates.

o Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a municipal bond, can cause the bond's price to fall, potentially lowering the fund's share price. The lower a bond's credit rating, the greater the chance -
in the rating agency's opinion - that the bond issuer will default or fail to meet its payment obligations. To the extent the fund invests in high yield
("junk") bonds, its portfolio is subject to heightened credit risk.

o Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically, even during periods of declining interest rates. The secondary market for certain municipal bonds tends to be less well developed or liquid than many other securities markets, which may adversely affect the fund's ability to sell such municipal bonds at attractive prices.

o Non-diversification risk. The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence
		than a diversified fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the fund. The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance.
The fund's past performance (before and after taxes) is not necessarily an indicator of how the fund will perform in the future. More recent performance
		information may be available at www.dreyfus.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.dreyfus.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indicator of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Returns as of 12/31 each year (%) -- Class Z
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart shows changes in the performance of the fund's Class Z shares from year to year. Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those
		shown.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter Q3, 2009: 8.67% Worst Quarter Q4, 2010: -5.08% The year-to-date total return of the fund's Class Z shares as of 9/30/12 was 7.12%.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is shown only for Class Z shares. After-tax performance of the fund's other share classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax performance is shown only for Class Z shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Performance figures for the fund's Class A, Class C and Class I shares for periods prior to the inception date of such classes reflect the performance of the fund's Class Z shares adjusted to reflect any applicable sales charge.
Such performance figures have not been adjusted, however, to reflect applicable class fees and expenses; if such fees and expenses had been reflected, the performance shown for Class A and Class C shares for such periods may have been
		lower.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of 12/31/11) Class (Inception Date)
Dreyfus AMT-Free Municipal Bond Fund (Prospectus Summary) | Dreyfus AMT-Free Municipal Bond Fund | Barclays Municipal Bond Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Municipal Bond Index reflects no deduction for fees, expenses or taxes
1 Year	rr_AverageAnnualReturnYear01	10.70%
5 Years	rr_AverageAnnualReturnYear05	5.22%
10 Years	rr_AverageAnnualReturnYear10	5.30%
Dreyfus AMT-Free Municipal Bond Fund (Prospectus Summary) | Dreyfus AMT-Free Municipal Bond Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses (including shareholder services fees)	rr_OtherExpensesOverAssets	0.37%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.97%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	0.70%	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-05-01
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	518
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	719
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	937
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,563
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	518
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	719
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	937
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,563
Label	rr_AverageAnnualReturnLabel	Class A returns before taxes
1 Year	rr_AverageAnnualReturnYear01	6.00%
5 Years	rr_AverageAnnualReturnYear05	3.33%
10 Years	rr_AverageAnnualReturnYear10	4.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2003
Dreyfus AMT-Free Municipal Bond Fund (Prospectus Summary) | Dreyfus AMT-Free Municipal Bond Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other expenses (including shareholder services fees)	rr_OtherExpensesOverAssets	0.38%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.73%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	1.45%	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-05-01
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	248
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	518
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	912
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,018
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	148
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	518
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	912
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,018
Label	rr_AverageAnnualReturnLabel	Class C returns before taxes
1 Year	rr_AverageAnnualReturnYear01	9.18%
5 Years	rr_AverageAnnualReturnYear05	3.50%
10 Years	rr_AverageAnnualReturnYear10	4.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2003
Dreyfus AMT-Free Municipal Bond Fund (Prospectus Summary) | Dreyfus AMT-Free Municipal Bond Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses (including shareholder services fees)	rr_OtherExpensesOverAssets	0.13%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.73%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	0.45%	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-05-01
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	46
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	205
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	378
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	880
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	46
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	205
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	378
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	880
Label	rr_AverageAnnualReturnLabel	Class I returns before taxes
1 Year	rr_AverageAnnualReturnYear01	11.27%
5 Years	rr_AverageAnnualReturnYear05	4.54%
10 Years	rr_AverageAnnualReturnYear10	5.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 15, 2008
Dreyfus AMT-Free Municipal Bond Fund (Prospectus Summary) | Dreyfus AMT-Free Municipal Bond Fund | Class Z
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses (including shareholder services fees)	rr_OtherExpensesOverAssets	0.16%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.76%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	0.50%	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-05-01
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	51
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	217
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	397
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	918
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	51
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	217
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	397
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	918
Annual Return 2002	rr_AnnualReturn2002	9.45%
Annual Return 2003	rr_AnnualReturn2003	4.95%
Annual Return 2004	rr_AnnualReturn2004	4.61%
Annual Return 2005	rr_AnnualReturn2005	3.78%
Annual Return 2006	rr_AnnualReturn2006	4.99%
Annual Return 2007	rr_AnnualReturn2007	2.25%
Annual Return 2008	rr_AnnualReturn2008	(6.41%)
Annual Return 2009	rr_AnnualReturn2009	15.20%
Annual Return 2010	rr_AnnualReturn2010	1.72%
Annual Return 2011	rr_AnnualReturn2011	11.21%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date total return of the fund's Class Z shares
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.12%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.67%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.08%)
Label	rr_AverageAnnualReturnLabel	Class Z returns before taxes
1 Year	rr_AverageAnnualReturnYear01	11.21%
5 Years	rr_AverageAnnualReturnYear05	4.52%
10 Years	rr_AverageAnnualReturnYear10	5.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 6, 1994
Dreyfus AMT-Free Municipal Bond Fund (Prospectus Summary) | Dreyfus AMT-Free Municipal Bond Fund | Class Z | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class Z returns after taxes on distributions
1 Year	rr_AverageAnnualReturnYear01	11.21%
5 Years	rr_AverageAnnualReturnYear05	4.52%
10 Years	rr_AverageAnnualReturnYear10	5.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 6, 1994
Dreyfus AMT-Free Municipal Bond Fund (Prospectus Summary) | Dreyfus AMT-Free Municipal Bond Fund | Class Z | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class Z returns after taxes on distributions and sale of fund shares
1 Year	rr_AverageAnnualReturnYear01	8.93%
5 Years	rr_AverageAnnualReturnYear05	4.51%
10 Years	rr_AverageAnnualReturnYear10	4.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 6, 1994

[1]	The Dreyfus Corporation has contractually agreed, until May 1, 2014, to waive receipt of its fees and/or assume the expenses of the fund so that total annual fund operating expenses of none of the classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, brokerage commissions, interest expenses, commitment fees on borrowings and extraordinary expenses) exceed 0.45%. On or after May 1, 2014, The Dreyfus Corporation may terminate this expense waiver at any time.